Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related party transactions

The Company has entered into a master commercial agreement on arm’s length terms with Axionlog, a company under common control that operates the distribution centers in Argentina, Chile, Colombia, Mexico, Venezuela and Uruguay (the “Axionlog Business”). Pursuant to this agreement Axionlog provides the Company distribution services in the countries in which it operates. On November 9, 2011 the Company entered into a revolving loan agreement as a creditor with Axis Distribution B.V. (currently Axionlog B.V.), a holding company of the Axionlog Business, for a total amount of $12 million at an interest rate of LIBOR plus 6%, maturing on November 7, 2016. As of December 31, 2014 and 2013, Axionlog B.V. had borrowed $11,500 and $9,000, respectively, from the Company in connection with this revolving loan agreement. The related receivable is included within “Miscellaneous” in the Company’s consolidated balance sheets.

The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2014 and 2013:

	As of December 31,
	2014	2013
Accounts and notes receivables	$—	$2,754
Other receivables (i)	1,796	16,773
Miscellaneous	14,901	9,664
Accounts payable	7,742	17,694

(i)
As of December 31, 2013 includes receivables amounting to $13.7 million originally nominated in US dollar and later converted into Venezuelan Bolívares Fuertes during February 2014 as mutually agreed upon by the parties. During 2014, the Company recognized a currency exchange loss of $13.3 million, as a result of the currency exchange rate changes. These receivables were canceled as of December 31, 2014.

The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2014, 2013 and 2012:

	Fiscal years ended December 31,
	2014	2013	2012
Food and paper (i)	$(199,801)	$(319,456)	$(321,413)
Occupancy and other operating expenses	(2,251)	(10,327)	(9,795)
Other operating expenses, net (ii)	16,986	—	—
Net interest income	1,387	583	81

(i)
Includes $45,143 of logistics service fees and $154,658 of suppliers purchases managed through Axionlog for the fiscal year ended December 31, 2014; $48,340 and $271,116, respectively, for the fiscal year ended December 31, 2013; and $41,853 and $279,560, respectively, for the fiscal year ended December 31, 2012.

(ii)	Related to inventory sales with a cost of $16,986 for the fiscal year 2014 (the net effect on such income statement line was nil). No such transaction took place in the fiscal years 2013 and 2012.

As of December 31, 2014 and 2013, the Company had notes receivable totaling $224 and $4,696, respectively, other receivables totaling $2,580 and $2,404, respectively and accounts payable with Lacoop, A.C. and Lacoop II, S.C. totaling $1,565 and $1,155, respectively.